Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Concentrates	$ 1,694	$ 1,929
Finished goods	368
In-circuit work in progress	205	886
Ore on leach pads		1,515
Ore stockpiles	898	526
Spare parts and supplies	5,670	5,153
Inventories	8,835	10,009
Long-term ore on leach pads		6,505
Long-term ore stockpiles		1,395
Gross inventories		7,900
Total	$ 8,835	$ 17,909